FINANCING ARRANGEMENTS - Convertible Notes (Details)	3 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 01, 2015 USD ($) tranche
Debt Instrument [Line Items]
Total gross maturities		$ 25,752,000,000	$ 30,169,000,000
Convertible Debt | Convertible Notes 2.75% Due May 2015
Debt Instrument [Line Items]
Debt number of tranches | tranche				2
Stated interest rate	2.75%			2.75%
Total gross maturities				$ 345,000,000
Average price per principal amount	$ 3,729.46
Convertible Debt | Convertible Notes 1.5% Due March 2019
Debt Instrument [Line Items]
Stated interest rate	1.50%			1.50%
Total gross maturities				$ 690,000,000
Average price per principal amount	$ 2,663.26